Income Taxes (Tables)	12 Months Ended
Dec. 31, 2015
Income Tax Disclosure [Abstract]
Schedule of Components of Income Tax Expense (Benefit) [Table Text Block]
Significant components of the Company’s and its subsidiaries’ assets are as follows

	As of December 31,
	2015	2014
	(in thousands)
Deferred tax assets
Maltese subsidiary net-operating-loss carry forward	$4,608	$4,212
Israeli subsidiary net-operating-loss carry forward	3,251	1,184
Other reserves and allowances	56	115
Total deferred-tax assets	7,915	5,396
Valuation allowance	(7,915)	(5,396)
Net deferred-tax assets	$–	$–

Schedule of Effective Income Tax Rate Reconciliation [Table Text Block]
A reconciliation of the Company’s effective tax expense to the Company’s theoretical statutory tax benefit is as follows.

	Year ended December 31,
	2015	2014	2013
	(in thousands)
Loss before taxes on income, as reported in the consolidated statements of operations	$10,622	$9,102	$17,484

Statutory tax rate	26.5%	26.5%	25%

Theoretical tax benefit	2,815	2,412	4,371
Losses and other items for which a valuation allowance was provided or benefit from loss carry forwards	(2,815)	(2,412)	(4,371)
Other	-	1	1

Actual tax expense	$-	$1	$1